RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2024
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

15. RESTRICTED NET ASSETS

Under PRC laws and regulations, the Company’s PRC subsidiaries may pay dividends only from retained earnings determined in accordance with accounting principles generally accepted in the PRC (“PRC GAAP”). In addition, wholly foreign-owned and domestic enterprises are required to appropriate 10% of after-tax income annually to a statutory general reserve before distributing dividends. As a result, a portion of the PRC subsidiaries’ net assets is restricted and cannot be transferred to the Company through dividends, loans or advances. Distribution of registered share capital also requires approval from the local PRC authorities and, where applicable, the Shanghai Stock Exchange and China Securities Regulatory Commission. Accordingly, the statutory general reserve and registered share capital of the Company’s PRC subsidiaries are considered restricted net assets, totaling $1,593,348 as of December 31, 2024.